Basis of Presentation	6 Months Ended
Jun. 30, 2012
Basis of Presentation [Abstract]
Basis of Presentation
Note 1    Basis of Presentation

The accompanying consolidated financial statements include the accounts of Commercial National Financial Corporation (the Corporation) and its wholly owned subsidiaries, Commercial Bank & Trust of PA (the Bank) and Ridge Properties, Inc. All material intercompany transactions have been eliminated.

The accompanying unaudited consolidated interim financial statements have been prepared in accordance with generally accepted accounting principles for interim financial information.  However, they do not include all information and footnote disclosures required by generally accepted accounting principles for complete financial statements and should be read in conjunction with the annual consolidated financial statements of the Corporation for the year ended December 31, 2011, including the notes thereto. In the opinion of management, the unaudited interim consolidated financial statements include all adjustments (consisting of only normal recurring adjustments) necessary for a fair presentation of financial position as of June 30, 2012 and the results of operations for the three and six month periods ended June 30, 2012 and 2011. The results of operations for the six-months ended June 30, 2012 are not necessarily indicative of the results to be expected for the entire year.

The consolidated balance sheet at December 31, 2011 has been derived from the audited consolidated financial statements at that date, but does not include all of the information and footnotes required by GAAP for complete consolidated financial statements.

Reclassifications
Certain comparative amounts for the prior year have been reclassified to conform to current year classifications.  Such classifications had no effect on consolidated net income or changes in shareholders' equity.